SHORT-TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Jul. 31, 2015
Short-term Investments
Short-term investments	$ 1,000,000	$ 10,000,000		$ 10,000,000
Short-term investment, interest rate	0.80%